Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL [Text Block]
NOTE 8: INTANGIBLE ASSETS OTHER THAN GOODWILL

Intangible assets as of December 31, 2011 and 2010 consist of the following:

December 31, 2011	Acquisition Cost	Accumulated Amortization	Disposal/Transfer to Vessel Cost	Net Book Value December 31, 2011
Trade name	$10,420	$(4,168)	$—	$6,252
Port terminal operating rights	34,060	(5,533)	—	28,527
Customer relationships	36,120	(7,728)	—	28,392
Favorable lease terms	3,780	(3,088)	—	692
Total intangible assets	$84,380	$(20,517)	$—	$63,863

December 31, 2010	Acquisition Cost	Accumulated Amortization	Disposal/Transfer to Vessel Cost	Net Book Value December 31, 2010
Trade name	$10,420	$(3,126)	$—	$7,294
Port terminal operating rights	34,060	(4,605)	—	29,455
Customer relationships	36,120	(5,954)	—	30,166
Favorable construction contracts (*)	7,600	—	(7,600)	—
Favorable lease terms	3,780	(2,396)	—	1,384
Total intangible assets	$91,980	$(16,081)	$(7,600)	$68,299

(*)
This amount is not amortized. When the vessel was delivered, the amount was capitalized as part of the cost of the vessel and then depreciated over the remaining useful life of the vessel. Following the delivery of the tanker vessels the Sara H and the  Makenita H, $4,400 as of December 31, 2010 and $3,200 as of December 31, 2009, respectively, have been transferred to the cost of each vessel.

Amortization expense, net for each of the years ended December 31, 2011, 2010 and 2009, amounted to $4,436, $4,486 and $3,111, respectively.

The aggregate amortization of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$1,042	$1,042	$1,042	$1,042	$1,042	$1,042	$6,252
Port terminal operating rights	927	927	927	927	927	23,892	28,527
Customer relationships	1,775	1,775	1,775	1,775	1,775	19,517	28,392
Favorable lease terms	692	—	—	—	—	—	692
Total	$4,436	$3,744	$3,744	$3,744	$3,744	$44,451	$63,863